BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Basis Of Preparation And Significant Accounting Policies Abstract [Abstract]
Schedule of Depreciation on Power Generating Assets
Depreciation on power generating assets is calculated on a straight-line basis over the estimated service lives of the assets, which are as follows:

Estimated service lives
Dams	Up to 115 years
Penstocks	Up to 100 years
Powerhouses	Up to 115 years
Hydroelectric generating units	Up to 115 years
Wind generating units	Up to 30 years
Solar generating units	Up to 35 years
Other assets	Up to 60 years

Schedule of Tax Equity Financing
The fair value of the tax equity financing is generally comprised of the following elements:

Elements affecting the fair value of the tax equity financing	Description
Production tax credits (PTCs)	Allocation of PTCs to the tax equity investor are derived from the power generated during the period. The PTCs are recognized in foreign exchange and financial instrument gain (loss) with a corresponding reduction to the tax equity liability.
Investment tax credits (ITCs)	Allocation of ITCs to the tax equity investor are derived as a percentage of a project’s total cost. The ITCs are recognized in foreign exchange and financial instrument gain (loss) with a corresponding reduction to the tax equity liability.
Taxable loss, including tax attributes such as accelerated tax depreciation	Under the terms of the tax equity agreements, the company is required to allocate specified percentages of taxable losses to the tax equity investor. As amounts are allocated, the obligation to deliver them is satisfied and a reduction to the tax equity liability is recorded with a corresponding amount recorded within foreign exchange and financial instrument gain (loss) on the consolidated statements of income (loss).
Pay-go contributions	Certain of the contracts contain annual production thresholds. When the thresholds are exceeded, the tax equity investor is required to contribute additional cash amounts. The cash amounts paid increase the value of the tax equity liability.
Cash distributions	Certain of the contracts also require cash distributions to the tax equity investor. Upon payment, the tax equity liability is reduced in the amount of the cash distribution.